Net Income Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Nov. 03, 2019	Aug. 04, 2019	May 05, 2019	Feb. 03, 2019	Nov. 04, 2018	Aug. 05, 2018	May 06, 2018	Feb. 04, 2018	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Numerator:
Income from continuing operations	$ 847	$ 715	$ 693	$ 481	$ 1,115	$ 1,197	$ 3,736	$ 6,581	$ 2,736	$ 12,629	$ 1,790
Less: Dividends on preferred stock	29	0	0	0	0	0	0	0	29	0	0
Less: Income from continuing operations attributable to noncontrolling interest									0	352	92
Income from continuing operations attributable to common stock									2,707	12,277	1,698
Loss from discontinued operations, net of income taxes	0	0	(2)	(10)	0	(1)	(3)	(15)	(12)	(19)	(6)
Less: Loss from discontinued operations, net of income taxes, attributable to noncontrolling interest									0	(1)	0
Loss from discontinued operations, net of income taxes, attributable to common stock									(12)	(18)	(6)
Net income attributable to common stock	$ 818	$ 715	$ 691	$ 471	$ 1,115	$ 1,196	$ 3,718	$ 6,230	$ 2,695	$ 12,259	$ 1,692
Denominator:
Weighted-average shares outstanding - basic									398	418	405
Dilutive effect of equity awards									21	13	16
Weighted-average shares outstanding - diluted									419	431	421
Basic income per share:
Income per share from continuing operations (in dollars per share)									$ 6.80	$ 29.37	$ 4.19
Loss per share from discontinued operations (in dollars per share)									(0.03)	(0.04)	(0.01)
Net income per share (in dollars per share)									6.77	29.33	4.18
Diluted income per share:
Income per share from continuing operations (in dollars per share)	$ 1.97	$ 1.71	$ 1.64	$ 1.15	$ 2.64	$ 2.71	$ 8.34	$ 14.66	6.46	28.48	4.03
Loss per share from discontinued operations (in dollars per share)	0	0	0	(0.03)	0	0	(0.01)	(0.04)	(0.03)	(0.04)	(0.01)
Net income per share (in dollars per share)	$ 1.97	$ 1.71	$ 1.64	$ 1.12	$ 2.64	$ 2.71	$ 8.33	$ 14.62	$ 6.43	$ 28.44	$ 4.02
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares excluded from the calculation of diluted income per share because their effect would have been antidilutive									1	0	0
Limited Partnership Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares excluded from the calculation of diluted income per share because their effect would have been antidilutive									0	9	22